Shareholder Report, Holdings (Details) - C000081816	Jun. 30, 2024
FR_594918104
Holdings [Line Items]
Percent of Total Investments	8.40%
FR_037833100
Holdings [Line Items]
Percent of Total Investments	7.20%
FR_67066G104
Holdings [Line Items]
Percent of Total Investments	7.20%
FR_02079K107
Holdings [Line Items]
Percent of Total Investments	4.80%
FR_023135106
Holdings [Line Items]
Percent of Total Investments	4.70%
FR_30303M102
Holdings [Line Items]
Percent of Total Investments	2.90%
FR_11135F101
Holdings [Line Items]
Percent of Total Investments	2.60%
FR_532457108
Holdings [Line Items]
Percent of Total Investments	2.50%
FR_00287Y109
Holdings [Line Items]
Percent of Total Investments	2.40%
FR_931142103
Holdings [Line Items]
Percent of Total Investments	2.40%
SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.60%
SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.80%
SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.80%
SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.10%
SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	11.20%
SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.80%
SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.20%
SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	32.10%